COMMITMENTS AND CONTINGENCIES (Contingencies and Guarantees) (Details) $ in Millions	1 Months Ended
	Jan. 31, 2016 CNY (¥)	Feb. 28, 2013 CNY (¥)	Jul. 31, 2008 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Contingencies [Line Items]
Debt Instrument, Face Amount					¥ 800,000,000
Maximum [Member] | Sweihan PV Power Company P.J.S.C [Member]
Contingencies [Line Items]
Debt Instrument, Face Amount | $				$ 42.9
Case Against Wuxi Zhongcai [Member]
Contingencies [Line Items]
Amount of claim	¥ 102,000,000	¥ 2,700,000
Amount of claim against party		93,200,000
Payment for long-term purchase agreement deposit			¥ 95,600,000
Provision for doubtful accounts receivable		¥ 95,600,000
Loss on Contract Termination for Default	¥ 150,000,000